Post-employment benefits - Plan assets (Detail) - Plan assets - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Post-employment benefits [Line Items]
Net defined benefit liability (asset) at beginning of the period	€ 1,089	€ 1,122
Interest income on plan assets	45	49
Admin expenses paid	(1)	(1)
Return on plan assets excluding interest income	13	23
Employee contributions	4	3
Employer contributions	30	14
Settlements
Benefits paid from plan	(63)	(104)
Translation differences and other	33	(17)
Net defined benefit liability (asset) at end of period	€ 1,150	€ 1,089